Bonds Payable - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Bonds payable carrying value		¥ 37,998	[1]
Bonds payable at par value	0	38,000
Subordinated bonds one [member]
Disclosure of detailed information about financial instruments [Line Items]
Bonds payable at par value	¥ 0	28,000
Subordinated bonds maturity term	10 years
Coupon rate per annum for remaining 5 years	6.70%
Redemption of subordinated bonds	¥ 28,000
Subordinated bonds two [member]
Disclosure of detailed information about financial instruments [Line Items]
Bonds payable at par value	¥ 0	¥ 10,000
Subordinated bonds maturity term	10 years
Coupon rate per annum for remaining 5 years	6.58%
Redemption of subordinated bonds	¥ 10,000

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.